Acquisitions - Summary of Business Acquisition Pro Forma Results (Details) - Silver Lake Transaction [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Revenue	$ 136,778	$ 352,610	$ 509,154	$ 481,767
Net income (loss)	$ 535	$ (41,409)	$ (43,627)	$ (56,549)